SCHEDULE OF DUE FROM A RELATED PARTY (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
VE Services [Member]
Related Party Transaction [Line Items]
Other receivables		$ 1,473
Chan Foong Ming [Member]
Related Party Transaction [Line Items]
Other receivables	1,094
Chan Chee Hong [Member]
Related Party Transaction [Line Items]
Other receivables	45,000
Sdh Bhd [Member]
Related Party Transaction [Line Items]
Other receivables	66,187
Related Party [Member]
Related Party Transaction [Line Items]
Other receivables	$ 112,281	$ 1,473